Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Percentage of valuation allowance against the deferred income tax assets	100.00%
Net loss carryforward	$ 16,000,000
Net loss carryforwards future federal taxable income expiration date	2035
income tax expense interest and penalties totaled	$ 0	$ 0